UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05476

LORD ABBETT GLOBAL FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2008

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL ALLOCATION FUND September 30, 2008

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 99.83%

Lord Abbett Affiliated Fund, Inc. - Class I(a)	664,831	$7,300
Lord Abbett Securities Trust - All Value Fund - Class I(a)	679,654	7,177
Lord Abbett Global Fund, Inc. - Developing Local Markets Fund - Class I(b)	1,422,402	9,388
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I(c)	393,174	6,967
Lord Abbett Investment Trust - High Yield Fund - Class I(d)	2,107,017	13,949
Lord Abbett Securities Trust - International Core Equity Fund - Class I(e)	399,743	4,433
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(f)	3,349,943	27,202
Lord Abbett Securities Trust - International Opportunities Fund - Class I(g)	830,830	8,258
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class I(h)	278,113	7,328
Total Investments in Underlying Funds 99.83% (cost $105,052,254)		92,002

Cash, Foreign Cash and Other Assets in Excess of Liabilities 0.17%		157

Net Assets 100.00%		$92,159

(a)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(b)	Fund investment objective is to seek high total return.
(c)	Fund investment objective is capital appreciation.
(d)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek long-term capital appreciation.
(f)	Fund investment objective is to seek a high level of total return.
(g)	Fund investment objective is long-term capital appreciation.
(h)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS September 30, 2008

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
ASSET-BACKED SECURITIES 34.44%

Automobile 16.71%
BMW Vehicle Owner Trust 2006-A A3	5.13%	9/27/2010	0.35	$412	$412,909
Capital Auto Receivables Asset Trust 2005-1 C	4.73%	9/15/2010	0.85	3,500	3,442,033
Capital Auto Receivables Asset Trust 2006-1 A3	5.03%	10/15/2009	0.06	128	128,356
Capital Auto Receivables Asset Trust 2006-1 A4	5.04%	5/17/2010	0.34	830	824,775
Capital One Prime Auto Receivables Trust 2006-1 A3	4.99%	9/15/2010	0.27	647	648,531
Capital One Prime Auto Receivables Trust 2006-2 A3	4.98%	9/15/2010	0.26	740	740,428
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%	1/17/2012	0.87	1,625	1,612,239
Carmax Auto Owner Trust 2006-2 A3	5.15%	2/15/2011	0.47	1,258	1,251,222
Carmax Auto Owner Trust 2007-2 A3	5.23%	12/15/2011	0.81	625	626,251
Chase Manhattan Auto Owner Trust 2005-B A4	4.88%	6/15/2012	0.53	1,067	1,068,582
Chase Manhattan Auto Owner Trust 2006-B A3	5.13%	5/15/2011	0.38	1,554	1,558,611
Daimler Chrysler Auto Trust 2005-B A4	4.20%	7/8/2010	0.38	927	927,343
Daimler Chrysler Auto Trust 2006-A A3	5.00%	5/8/2010	0.23	712	713,678
Daimler Chrysler Auto Trust 2006-B A3	5.33%	8/8/2010	0.34	935	931,018
Ford Credit Auto Owner Trust 2005-B	4.64%	4/15/2010	0.55	530	524,756
Ford Credit Auto Owner Trust 2005-B A4	4.38%	1/15/2010	0.18	282	282,083
Ford Credit Auto Owner Trust 2005-C A4	4.36%	6/15/2010	0.39	398	397,854
Ford Credit Auto Owner Trust 2006-B A3	5.26%	10/15/2010	0.43	654	655,479
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	1.37	1,375	1,361,245
Harley-Davidson Motorcycle Trust 2005-4 A2	4.85%	6/15/2012	0.79	496	496,500
Harley-Davidson Motorcycle Trust 2006-3 A3	5.24%	1/15/2012	0.48	663	661,721
Harley-Davidson Motorcycle Trust 2007-1 A2	5.29%	1/18/2011	0.13	657	658,222
Nissan Auto Receivables Owner Trust 2006-B A3	5.16%	2/15/2010	0.20	472	473,072
USAA Auto Owner Trust 2005-2 A4	4.17%	2/15/2011	0.52	658	657,658
USAA Auto Owner Trust 2005-4 A3	4.83%	4/15/2010	0.06	71	70,668
USAA Auto Owner Trust 2006-1 A3	5.01%	9/15/2010	0.25	259	259,215
USAA Auto Owner Trust 2006-2 A3	5.32%	9/15/2010	0.19	100	100,129
USAA Auto Owner Trust 2006-3 A3	5.36%	2/15/2011	0.34	176	176,522
USAA Auto Owner Trust 2006-4 A3	5.01%	6/15/2011	0.48	1,794	1,795,674
USAA Auto Owner Trust 2007-2 A3	4.90%	2/15/2012	0.79	1,000	993,174
World Omni Auto Receivables Trust 2005-A A4	3.82%	11/14/2011	0.63	1,627	1,625,614
World Omni Auto Receivables Trust 2005-B A4	3.21%#	9/20/2012	0.60	1,124	1,106,521
World Omni Auto Receivables Trust 2006-A A3	5.01%	10/15/2010	0.18	576	576,833
World Omni Auto Receivables Trust 2006-B A3	5.15%	11/15/2010	0.32	914	916,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS September 30, 2008

Investments	Interest Rate		Maturity Date	Modified Duration	Principal Amount (000)	Value
Automobile (continued)
World Omni Auto Receivables Trust 2007-A A3	5.23%		2/15/2011	0.37	$949	$951,698
Total						29,627,064

Credit Cards 15.51%
American Express Credit Account Master Trust 2002-5 A	2.658	%#	2/15/2012	0.03	1,500	1,486,989
American Express Credit Account Master Trust 2004-3 A	4.35%		12/15/2011	0.60	2,910	2,907,390
American Express Credit Account Master Trust 2004-4 A	2.578	%#	3/15/2012	0.03	1,060	1,048,050
BA Credit Card Trust 2006-A10	2.468	%#	2/15/2012	0.03	775	763,993
BA Credit Card Trust 2006-A9	2.498	%#	2/15/2013	0.00	675	654,837
BA Credit Card Trust 2007-A13	2.708	%#	4/16/2012	0.03	2,214	2,181,636
BA Credit Card Trust 2007-A7	2.488	%#	8/15/2012	0.01	750	728,013
Capital One Multi-Asset Execution Trust 2005-A3	4.05%		3/15/2013	1.53	1,100	1,085,965
Chase Credit Card Master Trust 2002-3 A	2.658	%#	9/15/2011	0.03	1,000	994,347
Chase Issuance Trust 2005-A12 A	2.498	%#	2/15/2011	0.03	1,000	998,215
Chase Issuance Trust 2005-A3 A	2.508	%#	10/17/2011	0.03	600	598,002
Chase Issuance Trust 2005-A5	2.508	%#	2/15/2012	0.03	1,060	1,051,368
Chase Issuance Trust 2007-A14	2.738	%#	9/15/2011	0.03	1,565	1,546,766
Chase Issuance Trust 2008-A7	3.138	%#	11/15/2011	0.03	400	396,819
Citibank Credit Card Issuance Trust 2002-A8	2.677	%#	11/7/2011	0.00	1,250	1,232,032
Citibank Credit Card Issuance Trust 2004-A3	2.866	%#	7/25/2011	0.05	620	612,797
Citibank Credit Card Issuance Trust 2005-A10	2.498	%#	12/15/2010	0.03	1,000	998,215
Citibank Credit Card Issuance Trust 2006-A2	4.85%		2/10/2011	0.35	2,025	2,027,266
Citibank Credit Card Issuance Trust 2007-A2	2.801	%#	5/21/2012	0.12	834	812,155
Citibank Credit Card Issuance Trust 2008-A3	3.63	%#	5/18/2011	0.05	550	549,158
Discover Card Master Trust I 2003-4 A1	2.598	%#	5/15/2011	0.03	975	973,581
Discover Card Master Trust I 2006-2 A1	2.488	%#	1/17/2012	0.03	900	888,614
MBNA Credit Card Master Note Trust 2001-A5	2.698	%#	3/15/2011	0.03	930	929,359
MBNA Credit Card Master Note Trust 2003-A11	3.65%		3/15/2011	0.03	700	699,908
MBNA Credit Card Master Note Trust 2003-A12	2.598	%#	5/16/2011	0.03	410	409,354
MBNA Credit Card Master Note Trust 2004-A10 A	2.568	%#	3/15/2012	0.03	950	935,840
Total						27,510,669

Home Equity 2.22%
Bank One Issuance Trust 2004-A1	3.45%		10/17/2011	0.36	1,800	1,793,165
Bank One Issuance Trust 2004-A6	3.94%		4/16/2012	0.83	1,975	1,963,003
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	1.10	188	185,537
Total						3,941,705

Total Asset-Backed Securities (cost $61,389,997)						61,079,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS September 30, 2008

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
CORPORATE BONDS 9.31%

Banking 0.82%
Citigroup, Inc.	7.25%	10/1/2010	1.80	$275	$260,706
Standard Bank plc (United Kingdom)(a)	Zero Coupon	10/15/2008		1,185	1,184,840
Total					1,445,546

Beverages 0.65%
Anheuser-Busch Cos., Inc.	6.00%	4/15/2011	2.25	500	497,583
Diageo Capital plc (United Kingdom)(a)	5.125%	1/30/2012	3.00	650	655,107
Total					1,152,690

Building Materials 0.14%
CRH America, Inc.	5.625%	9/30/2011	2.70	250	243,779

Chemicals 0.05%
Braskem Financial Ltd.†	7.25%	6/5/2018	6.53	100	91,500

Consumer/Commercial/Lease Financing 0.42%
General Electric Capital Corp.	5.25%	10/19/2012	3.47	800	752,795

Electronics 0.30%
Tyco Electronics Group (Luxembourg)(a)	6.00%	10/1/2012	3.50	540	532,656

Food & Drug Retailers 0.29%
CVS Caremark Corp.	5.75%	8/15/2011	2.60	500	507,713

Food: Wholesale 0.69%
Corn Products International, Inc.	8.45%	8/15/2009	0.82	65	66,348
General Mills, Inc.	6.00%	2/15/2012	3.00	650	663,050
Kraft Foods, Inc.	5.625%	11/1/2011	2.73	500	502,215
Total					1,231,613

Gas Distribution 0.67%
EnCana Corp. (Canada)(a)	6.30%	11/1/2011	2.70	600	612,012
KeySpan Gas East Corp.	7.875%	2/1/2010	1.24	300	311,859
Transcontinental Gas Pipe Line Corp.	7.00%	8/15/2011	2.55	250	256,133
Total					1,180,004

Health Services 0.34%
UnitedHealth Group, Inc.	5.125%	11/15/2010	1.95	300	302,240
WellPoint, Inc.	5.00%	1/15/2011	2.11	300	298,419
Total					600,659

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS September 30, 2008

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
Investments & Miscellaneous Financial Services 0.56%
Bank of America Corp.	5.375%	8/15/2011	2.59	$400	$386,741
Fiserv, Inc.	6.125%	11/20/2012	3.50	300	291,161
Xstrata Finance Ltd. (Canada)†(a)	5.50%	11/16/2011	2.76	320	312,202
Total					990,104

Machinery 0.38%
Steelcase, Inc. Class A	6.50%	8/15/2011	2.58	650	671,460

Media: Broadcast 0.37%
Cox Communications, Inc.	7.75%	11/1/2010	1.85	625	648,446

Media: Cable 0.44%
Comcast Corp.	5.85%	1/15/2010	1.21	775	779,776

Media: Diversified 0.05%
Grupo Televisa SA (Mexico)(a)	6.00%	5/15/2018	6.97	100	94,877

Railroads 0.55%
Burlington Northern Santa Fe Corp.	6.75%	7/15/2011	2.49	500	522,257
CSX Corp.	6.75%	3/15/2011	2.23	450	460,126
Total					982,383

Steel Producers/Products 0.01%
Allegheny Technologies, Inc.	8.375%	12/15/2011	2.74	25	26,591

Support: Services 0.11%
Corrections Corp. of America	7.50%	5/1/2011	0.54	200	200,250

Telecommunications: Integrated/Services 2.47%
AT&T, Inc.	5.30%	11/15/2010	1.95	700	711,025
British Telecom plc (United Kingdom)(a)	8.625%	12/15/2010	1.95	800	836,544
France Telecom SA (France)(a)	7.75%	3/1/2011	2.18	700	735,049
Rogers Wireless, Inc. (Canada)(a)	7.25%	12/15/2012	3.51	700	711,214
SK Telecom Co., Ltd. (South Korea)†(a)	4.25%	4/1/2011	2.33	500	485,512
Telecom Italia Capital SpA (Italy)(a)	5.25%	11/15/2013	4.24	325	288,649
Telefonica Europe BV (Netherlands)(a)	7.75%	9/15/2010	1.78	600	612,852
Total					4,380,845

Total Corporate Bonds (cost $16,790,994)					16,513,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS September 30, 2008

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)		Value
FOREIGN BONDS(b) 5.59%

Hungary 0.51%
Hungary Government Bond	9.50%	2/12/2009	0.33	HUF	155,000	$902,502

Mexico 3.86%
Mexico Cetes	Zero Coupon	12/4/2008	17.23	MXN	7,599	6,839,573

Nigeria 0.39%
Nigeria Treasury Bond	12.50%	2/24/2009	0.37	NGN	81,000	691,477

Poland 0.83%
Poland Government Bond	Zero Coupon	12/12/2008	0.19	PLN	3,600	1,473,786

Total Foreign Bonds (cost $10,953,580)						9,907,338

GOVERNMENT SPONSORED ENTERPRISES BONDS 0.13%

Federal Republic of Brazil (Brazil)(a)	6.00%	1/17/2017	6.33	$100		96,750
Republic of Jamaica (Jamaica)(a)	8.00%	6/24/2019	6.37	120		111,900
Republic of Panama (Panama)(a)	7.25%	3/15/2015	5.11	30		31,275

Total Government Sponsored Enterprises Bonds (cost $254,450)						239,925

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.16%

Federal Home Loan Mortgage Corp.	3.50%	5/1/2010	1.33	214		211,847
Federal Home Loan Mortgage Corp.	3.50%	9/1/2010	1.56	631		624,806
Federal Home Loan Mortgage Corp.	4.00%	7/1/2010	1.34	307		306,210
Federal Home Loan Mortgage Corp.	4.00%	5/1/2011	1.87	138		136,762
Federal Home Loan Mortgage Corp.(c)	5.72%#	11/1/2037	2.32	855		871,418
Federal Home Loan Mortgage Corp.	7.00%	2/1/2032	3.51	52		54,328
Federal National Mortgage Assoc.	3.50%	10/1/2010	1.59	116		115,737
Federal National Mortgage Assoc.	4.00%	8/1/2010	1.35	212		211,683
Federal National Mortgage Assoc.	4.00%	10/1/2010	1.50	156		155,451
Federal National Mortgage Assoc.	4.00%	11/1/2010	1.50	391		390,065
Federal National Mortgage Assoc.	4.00%	1/1/2011	1.54	374		373,276
Federal National Mortgage Assoc.	4.00%	6/1/2011	1.96	1,365		1,362,128
Federal National Mortgage Assoc.	5.217%#	8/1/2038	3.49	1,480		1,494,106
Federal National Mortgage Assoc.	5.503%#	4/1/2036	1.56	237		240,792
Federal National Mortgage Assoc.	5.517%#	4/1/2036	1.58	123		125,333
Federal National Mortgage Assoc.	5.659%#	8/1/2036	2.03	456		468,089
Federal National Mortgage Assoc.	5.928%#	5/1/2036	1.73	228		232,357

Total Government Sponsored Enterprises Pass-Throughs (cost $7,342,152)						7,374,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS September 30, 2008

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 49.09%

Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	1.50	$1,550	$1,501,126
Banc of America Commercial Mortgage, Inc. 2004-2 A2	3.52%	11/10/2038	0.27	1,231	1,221,206
Banc of America Commercial Mortgage, Inc. 2004-4 A3	4.128%	7/10/2042	0.72	1,744	1,716,463
Banc of America Commercial Mortgage, Inc. 2004-5 A2	4.176%	11/10/2041	0.84	375	369,144
Banc of America Commercial Mortgage, Inc. 2005-1 A3	4.877%	11/10/2042	1.22	105	103,263
Banc of America Commercial Mortgage, Inc. 2005-3 A2	4.501%	7/10/2043	1.48	1,887	1,838,938
Banc of America Commercial Mortgage, Inc. 2005-5 A1	4.716%	10/10/2045	1.15	1,395	1,372,074
Banc of America Commercial Mortgage, Inc. 2006-2 A1	5.611%	5/10/2045	1.40	1,043	1,027,050
Banc of America Commercial Mortgage, Inc. 2006-3 A1	5.685%	7/10/2044	1.20	558	551,230
Banc of America Commercial Mortgage, Inc. 2006-6 A1	5.226%	10/10/2045	1.70	312	304,416
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A1	5.92%	10/15/2036	0.94	509	507,065
Bear Stearns Commercial Mortgage Securities, Inc. 2003-PWR2 A4	5.186%	5/11/2039	4.02	1,230	1,160,899
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A1	4.00%	3/13/2040	1.89	609	583,646
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR4 A1	4.361%	6/11/2041	0.60	1,173	1,158,687
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR6 A2	4.133%	11/11/2041	0.73	1,675	1,648,592
Bear Stearns Commercial Mortgage Securities, Inc. 2004-T14 A2	4.17%	1/12/2041	0.26	551	546,507
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A2	5.27%	12/11/2040	1.91	1,405	1,376,921
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A2	4.945%	2/11/2041	2.61	125	119,830
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR8 A1	4.212%	6/11/2041	0.79	357	351,402
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	0.94	555	545,939
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A1	4.94%	10/12/2042	0.88	691	683,415
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%	10/12/2042	1.70	420	411,935
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%	3/11/2039	1.55	721	705,258
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 A1	5.546%	9/11/2038	1.35	1,142	1,124,465
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A2	5.426%	9/11/2041	2.58	730	700,409
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A1	5.044%	12/11/2038	1.93	204	197,466

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS September 30, 2008

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A1	5.415%	4/12/2038	1.22	$582	$572,874
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T26 A1	5.145%	1/12/2045	2.12	210	200,901
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T28 A1	5.422%	9/11/2042	2.37	1,259	1,197,059
Citigroup Commercial Mortgage Trust 2005-C3 A1	4.391%	5/15/2043	0.85	370	363,690
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	1.28	1,240	1,213,741
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB	5.39%#	1/15/2046	3.92	920	849,612
Commercial Mortgage Pass-Through Certificates 2005-C6 A1	4.735%	6/10/2044	0.68	620	612,624
CS First Boston Mortgage Securities Corp. 2003-CK2 A2	3.861%	3/15/2036	0.73	341	334,523
CS First Boston Mortgage Securities Corp. 2004-C2 A1	3.819%	5/15/2036	1.97	760	722,883
CS First Boston Mortgage Securities Corp. 2004-C3 A2	3.913%	7/15/2036	0.28	472	468,195
CS First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%	11/15/2037	0.99	2,326	2,280,045
CS First Boston Mortgage Securities Corp. 2005-C1 A2	4.609%	2/15/2038	1.26	500	489,686
CS First Boston Mortgage Securities Corp. 2005-C2 A2	4.577%	4/15/2037	1.44	1,122	1,095,142
CS First Boston Mortgage Securities Corp. 2005-C6 A1	4.938%	12/15/2040	0.86	780	770,441
Credit Suisse Mortgage Capital Certificates 2006-C3 A1	4.991%	6/15/2038	1.41	102	99,890
CW Capital Cobalt Ltd. 2007-C2 A1	5.064%	4/15/2047	1.99	954	909,750
GE Capital Commercial Mortgage Corp. 2003-C1 A2	4.093%	1/10/2038	0.99	211	207,077
GE Capital Commercial Mortgage Corp. 2004-C1 A2	3.915%	11/10/2038	1.26	20	19,507
GE Capital Commercial Mortgage Corp. 2004-C2 A2	4.119%	3/10/2040	1.11	400	391,036
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	0.68	600	592,344
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	1.16	1,750	1,712,350
GE Capital Commercial Mortgage Corp. 2005-C4 A1	5.082%	11/10/2045	1.21	594	586,078
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	2.01	1,022	968,487
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A1	4.576%	5/10/2040	2.67	499	474,522
GMAC Commercial Mortgage Securities, Inc. 2005-C1 A2	4.471%	5/10/2043	1.26	389	381,761
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A1	4.975%	11/10/2045	1.16	371	363,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS September 30, 2008

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%	11/10/2045	1.87	$1,900	$1,840,857
Greenwich Capital Commercial Funding Corp. 2003-C2 A2	4.022%	1/5/2036	0.67	2,187	2,157,375
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2	4.305%	8/10/2042	1.02	1,075	1,054,129
Greenwich Capital Commercial Funding Corp. 2007-GG11 A1	5.358%	12/10/2049	2.80	1,116	1,045,751
Greenwich Capital Commercial Funding Corp. 2007-GG9 A1	5.233%	3/10/2039	1.72	1,925	1,856,088
GS Mortgage Securities Corp. II 2004-C1 A1	3.659%	10/10/2028	0.33	347	343,963
GS Mortgage Securities Corp. II 2004-GG2 A2	4.293%	8/10/2038	0.36	110	109,256
GS Mortgage Securities Corp. II 2005-GG4 A2	4.475%	7/10/2039	1.39	1,950	1,903,507
GS Mortgage Securities Corp. II 2006-GG6 A1	5.417%	4/10/2038	1.07	1,374	1,355,174
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	2.00	200	194,686
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A1	4.393%	7/12/2037	2.21	858	821,950
JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 A1	4.278%	5/15/2041	0.30	238	235,603
JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C3 A1	3.765%	1/15/2042	0.51	529	521,326
JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C3 A2	4.223%	1/15/2042	1.14	809	791,159
JP Morgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	2.16	2,018	1,937,867
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A2	5.247%	1/12/2043	1.87	570	558,671
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-LDP1 A1	4.116%	3/15/2046	0.29	345	342,029
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A2	4.575%	7/15/2042	1.49	1,000	975,096
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A2	4.851%	8/15/2042	1.66	395	385,854
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A1	5.035%	12/15/2044	0.51	718	711,884
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB14 A2	5.437%	12/12/2044	1.78	870	848,912
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP6 ASB	5.49%	4/15/2043	3.84	990	917,991
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 A1	5.32%	6/12/2047	1.96	998	957,587
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A1	5.538%	2/12/2049	1.68	815	791,106
LB-UBS Commercial Mortgage Trust 2002-C2 A2	4.904%	6/15/2026	0.28	333	331,294
LB-UBS Commercial Mortgage Trust 2003-C7 A2	4.064%	9/15/2027	1.04	264	258,362
LB-UBS Commercial Mortgage Trust 2003-C8 A2	4.207%	11/15/2027	0.63	523	515,979
LB-UBS Commercial Mortgage Trust 2004-C1 A1	2.964%	1/15/2029	0.03	9	9,221

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS September 30, 2008

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

LB-UBS Commercial Mortgage Trust 2004-C2 A2	3.246%	3/15/2029	0.31	$400	$395,641
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	0.74	2,000	1,969,326
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	0.97	915	896,486
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%	7/15/2030	1.34	880	861,147
LB-UBS Commercial Mortgage Trust 2005-C7 A2	5.103%	11/15/2030	1.83	210	205,624
LB-UBS Commercial Mortgage Trust 2006-C3 A1	5.478%	3/15/2032	1.15	560	552,494
LB-UBS Commercial Mortgage Trust 2006-C7 A1	5.279%	11/15/2038	1.71	215	210,181
LB-UBS Commercial Mortgage Trust 2007-C1 A1	5.391%	2/15/2040	1.59	154	149,849
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	1.66	675	660,671
Merrill Lynch Mortgage Trust 2005-CKI1 A1	5.077%	11/12/2037	0.79	614	607,612
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%	1/12/2044	3.32	70	66,587
Merrill Lynch Mortgage Trust 2005-MKB2 A1	4.446%	9/12/2042	0.40	26	26,099
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	1.16	1,184	1,167,660
Merrill Lynch Mortgage Trust 2006-C1 A2	5.61%#	5/12/2039	2.23	1,380	1,341,569
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	2.09	1,605	1,556,337
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A1	5.549%	6/12/2050	1.78	1,339	1,296,295
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	0.98	2,536	2,466,326
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	1.07	902	881,317
Morgan Stanley Capital I 2004-T15 A2	4.69%	6/13/2041	1.12	600	590,077
Morgan Stanley Capital I 2005-HQ6 A1	4.646%	8/13/2042	1.07	168	164,903
Morgan Stanley Capital I 2005-HQ6 A2A	4.882%	8/13/2042	1.66	1,025	1,001,897
Morgan Stanley Capital I 2006-IQ12 A1	5.257%	12/15/2043	1.73	151	147,299
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	1.71	122	120,143
Morgan Stanley Capital I 2007-IQ14 A1	5.38%	4/15/2049	2.19	1,031	988,307
Wachovia Bank Commercial Mortgage Trust 2003-C3 A1	4.037%	2/15/2034	1.60	198	191,054
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	1.59	1,122	1,078,620
Wachovia Bank Commercial Mortgage Trust 2004-C14 A2	4.368%	8/15/2041	1.05	1,500	1,471,300
Wachovia Bank Commercial Mortgage Trust 2004-C15 A2	4.039%	10/15/2041	1.05	465	454,490
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.38%	10/15/2041	1.02	2,116	2,075,135

Total Non-Agency Commercial Mortgage-Backed Securities (cost $88,094,606)					87,072,252

Total Long-Term Investments (cost $184,825,779)					182,187,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 5.60%

Government Sponsored Enterprises Securities 3.38%
Federal Home Loan Bank Discount Notes	0.05%	10/6/2008	$3,000	$2,999,979
Federal Home Loan Bank Discount Notes	2.10%	10/2/2008	3,000	2,999,825
Total				5,999,804

Repurchase Agreement 2.22%
Repurchase Agreement dated 9/30/2008, 1.00% due 10/1/2008 with State Street Bank & Trust Co. collateralized by $4,030,000 of Federal Home Loan Bank at 2.98% due 1/19/2010; value: $4,025,809; proceeds: $3,942,455			3,942	3,942,345

Total Short-Term Investments (cost $9,942,149)				9,942,149

Total Investments in Securities 108.32% (cost $194,767,928)				192,129,177

Liabilities in Excess of Foreign Cash and Other Assets(d) (8.32%)				(14,755,254)

Net Assets 100.00%				$177,373,923

#	Variable rate security. The interest rate represents the rate at September 30, 2008.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security pledged as collateral for open futures contracts as of September 30, 2008.
(d)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized depreciation on futures contracts and forward foreign currency contracts, as follows:

Open Futures Contracts at September 30, 2008:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2008	65	Short	$(13,873,438)	$(78,400)
U.S. 5-Year Treasury Note	December 2008	379	Short	(42,536,828)	(80,984)
Totals				$(56,410,266)	$(159,384)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS September 30, 2008

Forward Foreign Currency Contracts Open as of September 30, 2008:

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Argentine Peso	Buy	11/5/2008	3,335,000	$1,084,076	$1,045,392	$(38,684)
Argentine Peso	Buy	12/5/2008	1,175,000	376,800	362,178	(14,622)
Argentine Peso	Buy	1/15/2009	2,215,000	708,573	670,296	(38,277)
Brazilian Real	Buy	10/6/2008	3,460,000	2,073,369	1,816,803	(256,566)
Brazilian Real	Sell	10/6/2008	3,460,000	1,965,620	1,816,803	148,817
Brazilian Real	Buy	11/5/2008	5,280,000	3,199,424	2,755,654	(443,770)
Brazilian Real	Buy	12/5/2008	1,660,000	1,016,750	860,934	(155,816)
Brazilian Real	Buy	1/15/2009	3,270,000	1,927,498	1,682,580	(244,918)
Brazilian Real	Buy	2/2/2009	2,100,000	1,069,247	1,076,954	7,707
Chilean Peso	Buy	10/6/2008	1,331,000,000	2,634,168	2,409,142	(225,026)
Chilean Peso	Sell	10/6/2008	1,331,000,000	2,406,871	2,409,142	(2,271)
Chilean Peso	Buy	11/5/2008	680,000,000	1,368,347	1,228,639	(139,708)
Chilean Peso	Buy	12/5/2008	433,000,000	857,738	780,691	(77,047)
Chilean Peso	Buy	1/15/2009	943,200,000	1,785,011	1,694,943	(90,068)
Chilean Peso	Buy	2/2/2009	1,230,000,000	2,210,243	2,206,711	(3,532)
Chinese Yuan Renminbi	Buy	11/5/2008	18,900,000	2,808,477	2,741,439	(67,038)
Chinese Yuan Renminbi	Buy	12/5/2008	8,980,000	1,331,736	1,300,607	(31,129)
Colombian Peso	Buy	11/5/2008	1,680,000,000	863,065	763,171	(99,894)
Colombian Peso	Buy	12/5/2008	2,770,000,000	1,472,151	1,251,602	(220,549)
Colombian Peso	Buy	1/15/2009	780,000,000	403,309	349,974	(53,335)
Czech Koruna	Buy	10/6/2008	68,200,000	4,363,294	3,915,658	(447,636)
Czech Koruna	Sell	10/6/2008	7,500,000	475,044	430,607	44,437
Czech Koruna	Buy	11/5/2008	58,955,000	3,892,749	3,389,743	(503,006)
Czech Koruna	Buy	12/5/2008	76,100,000	4,658,291	4,376,677	(281,614)
Hong Kong Dollar	Buy	10/6/2008	31,800,000	4,084,014	4,095,685	11,671
Hong Kong Dollar	Buy	11/5/2008	59,100,000	7,594,463	7,615,972	21,509
Hong Kong Dollar	Sell	11/5/2008	20,110,000	2,581,163	2,591,493	(10,330)
Hong Kong Dollar	Buy	12/5/2008	73,575,000	9,457,466	9,484,912	27,446
Hungarian Forint	Buy	11/5/2008	817,600,000	5,435,428	4,737,798	(697,630)
Hungarian Forint	Sell	11/5/2008	155,600,000	911,114	901,665	9,449
Hungarian Forint	Buy	12/5/2008	301,100,000	1,969,487	1,743,520	(225,967)
Indian Rupee	Buy	11/5/2008	140,275,000	3,170,056	2,987,133	(182,923)
Indian Rupee	Buy	12/5/2008	128,000,000	2,961,653	2,723,788	(237,865)
Indian Rupee	Sell	12/5/2008	97,000,000	2,060,410	2,064,120	(3,710)
Indonesian Rupiah	Buy	10/6/2008	19,600,000,000	2,089,708	2,077,372	(12,336)
Indonesian Rupiah	Sell	10/6/2008	19,600,000,000	2,089,553	2,077,372	12,181
Indonesian Rupiah	Buy	11/5/2008	23,350,000,000	2,498,738	2,464,873	(33,865)
Indonesian Rupiah	Buy	12/5/2008	22,430,000,000	2,406,229	2,356,013	(50,216)
Indonesian Rupiah	Buy	1/15/2009	20,500,000,000	2,146,597	2,137,594	(9,003)
Israeli Shekel	Buy	10/6/2008	11,300,000	3,246,520	3,253,841	7,321
Israeli Shekel	Buy	11/5/2008	8,980,000	2,678,693	2,584,015	(94,678)
Israeli Shekel	Sell	11/5/2008	2,500,000	732,687	719,381	13,306
Israeli Shekel	Buy	12/5/2008	3,150,000	894,107	905,792	11,685
Malaysian Ringgit	Buy	10/6/2008	5,390,000	1,661,731	1,566,348	(95,383)
Malaysian Ringgit	Sell	10/6/2008	5,390,000	1,566,860	1,566,348	512
Malaysian Ringgit	Buy	11/5/2008	5,200,000	1,530,762	1,515,646	(15,116)
Malaysian Ringgit	Buy	12/5/2008	8,700,000	2,668,984	2,542,505	(126,479)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS September 30, 2008

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Malaysian Ringgit	Sell	12/5/2008	6,900,000	$2,017,662	$2,016,469	$1,193
Malaysian Ringgit	Buy	1/15/2009	5,390,000	1,567,772	1,578,801	11,029
Mexican Peso	Buy	10/6/2008	41,225,000	4,080,229	3,767,582	(312,647)
Mexican Peso	Buy	11/5/2008	45,960,000	4,383,093	4,184,435	(198,658)
Mexican Peso	Sell	11/5/2008	5,900,000	542,678	537,166	5,512
Mexican Peso	Buy	12/5/2008	40,300,000	3,927,490	3,655,166	(272,324)
New Turkish Lira	Buy	10/6/2008	5,300,000	4,343,752	4,168,628	(175,124)
New Turkish Lira	Buy	11/5/2008	7,915,000	6,163,055	6,168,530	5,475
New Turkish Lira	Buy	12/5/2008	2,860,000	2,309,592	2,201,608	(107,984)
New Turkish Lira	Buy	1/15/2009	2,745,000	2,195,768	2,081,462	(114,306)
Peruvian Nuevo Sol	Buy	11/5/2008	7,500,000	2,674,414	2,509,172	(165,242)
Peruvian Nuevo Sol	Buy	12/5/2008	240,000	84,456	80,081	(4,375)
Philippine Peso	Buy	11/5/2008	83,000,000	1,807,885	1,764,482	(43,403)
Philippine Peso	Buy	12/5/2008	107,130,000	2,395,842	2,278,094	(117,748)
Polish Zloty	Buy	10/6/2008	13,500,000	6,403,425	5,595,733	(807,692)
Polish Zloty	Buy	11/5/2008	15,500,000	7,194,974	6,426,405	(768,569)
Polish Zloty	Buy	12/5/2008	7,100,000	3,378,200	2,942,433	(435,767)
Romanian Leu	Buy	10/6/2008	6,485,000	2,738,887	2,431,801	(307,086)
Romanian Leu	Sell	10/6/2008	500,000	211,640	187,494	24,146
Romanian Leu	Buy	11/5/2008	4,575,000	1,825,311	1,703,699	(121,612)
Romanian Leu	Buy	12/5/2008	2,370,000	1,015,022	877,203	(137,819)
Russian Ruble	Buy	10/6/2008	53,100,000	2,209,665	2,068,299	(141,366)
Russian Ruble	Buy	11/5/2008	93,600,000	3,985,169	3,631,664	(353,505)
Russian Ruble	Buy	12/5/2008	46,100,000	1,962,597	1,781,533	(181,064)
Russian Ruble	Sell	12/5/2008	36,500,000	1,452,789	1,410,541	42,248
Singapore Dollar	Buy	11/5/2008	7,300,000	5,351,176	5,086,895	(264,281)
Singapore Dollar	Buy	12/5/2008	7,065,000	5,186,975	4,930,670	(256,305)
Singapore Dollar	Buy	1/15/2009	12,320,000	8,623,622	8,620,133	(3,489)
Slovakian Koruna	Buy	11/5/2008	8,825,000	451,312	410,720	(40,592)
Slovakian Koruna	Buy	12/5/2008	40,280,000	1,927,834	1,878,087	(49,747)
Slovakian Koruna	Buy	1/15/2009	31,050,000	1,510,880	1,449,492	(61,388)
South African Rand	Buy	10/6/2008	15,850,000	2,004,460	1,911,625	(92,835)
South African Rand	Buy	11/5/2008	34,460,000	4,376,203	4,128,590	(247,613)
South African Rand	Buy	12/5/2008	9,060,000	1,169,483	1,078,357	(91,126)
Taiwan Dollar	Buy	10/6/2008	17,600,000	585,722	546,446	(39,276)
Taiwan Dollar	Sell	10/6/2008	17,600,000	545,906	546,446	(540)
Taiwan Dollar	Buy	12/5/2008	10,270,000	340,444	318,963	(21,481)
Taiwan Dollar	Buy	1/15/2009	29,000,000	906,250	901,626	(4,624)
Taiwan Dollar	Buy	2/2/2009	17,600,000	547,621	547,568	(53)
Thailand Baht	Buy	11/5/2008	90,950,000	2,706,497	2,682,481	(24,016)
Thailand Baht	Buy	12/4/2008	28,750,000	855,754	846,130	(9,624)

Total Unrealized Depreciation on Forward Foreign Currency Contracts						$(10,797,644)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.   ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios (the “Funds”): Lord Abbett Global Allocation Fund (“Global Allocation Fund”; formerly “Equity Series” or “Global Equity Fund”) and Lord Abbett Developing Local Markets Fund (the “Developing Local Markets Fund”).  Global Allocation Fund is diversified as defined under the Act and the Developing Local Markets Fund is non-diversified.

Prior to adopting its current investment objective on July 1, 2008, Global Allocation Fund’s investment objective was long-term growth of capital and income consistent with reasonable risk. The production of current income was a secondary consideration. Effective July 1, 2008, Global Allocation Fund’s investment objective is total return. Developing Local Markets Fund’s investment objective is to seek high total return. Effective July 1, 2008, the Global Allocation Fund invests in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”), as described in the current Prospectus.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)   Investment Valuation-Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)   Foreign Transactions-The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)  Forward Foreign Currency Exchange Contracts-Developing Local Markets Fund may invest substantially in forward foreign currency contracts or other derivatives, such as options, futures contracts, and swap agreements.  U.S. fixed income instruments are used to “cover” the Developing Local Markets Fund’s net exposure under forward contracts and other instruments that provide investment exposure to the currencies of developing markets.  A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Forward contracts may also be structured for cash settlement, rather than physical delivery.  The contracts are valued daily at forward exchange rates.

(e)   Futures Contracts- Developing Local Markets Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end.

(f)     Mortgage Dollar Rolls-Developing Local Markets Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(g)  When-Issued or Forward Transactions–Developing Local Markets Fund may purchase securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced (“TBA”) transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government

1

Notes to Schedule of Investments (unaudited)(continued)

sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)  TBA Sale Commitments-Developing Local Markets Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(i)      Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)      Reverse Repurchase Agreements-Developing Local Markets Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security at an agreed-upon later date at an agreed-upon price. The interest payments associated with such transactions are included in interest expense in the Statement of Operations. Reverse repurchase agreements expose a Fund to credit risk, but this risk is reduced because each Fund maintains collateral equal to at least 100% of the market value of the securities sold.

(k)   Short Sales-Developing Local Markets may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

(l)      Fair Value Measurements-Each Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments;

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

2

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of September 30, 2008 in valuing each Fund’s investments carried at value:

Global Allocation Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$92,001,764	$—
Total	$92,001,764	$—

Developing Local Markets Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$(10,957,028)
Level 2 - Other Significant Observable Inputs	192,129,177	—
Total	$192,129,177	$(10,957,028)

* Other financial instruments include futures and forward contracts.

3.   FEDERAL TAX INFORMATION

As of September 30, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

	Global Allocaton Fund	Developing Local Markets Fund
Tax cost	$105,246,812	$194,784,562
Gross unrealized gain	—	164,958
Gross unrealized loss	(13,245,008)	(2,820,343)
Net unrealized security loss	$(13,245,008)	$(2,655,385)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the treatment of amortization and wash sales.

4.   RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance and cash flows. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  Management is currently evaluating the impact the adoption of SFAS 161 will have on each Fund’s financial statements and disclosures.

3

Investments in Underlying Funds (unaudited)

Global Allocation Fund invests in other funds (“Underlying Funds”) managed by Lord Abbett. As of September 30, 2008, Global Allocation Fund’s long term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	7.93%
Lord Abbett Securities Trust – Lord Abbett All Value Fund – Class I	7.80%
Lord Abbett Global Fund, Inc. – Developing Local Markets Fund – Class I	10.20%
Lord Abbett Research Fund, Inc. – Lord Abbett Growth Opportunities Fund – Class I	7.57%
Lord Abbett Investment Trust – Lord Abbett High Yield Fund – Class I	15.16%
Lord Abbett Securities Trust – Lord Abbett International Core Equity Fund – Class I	4.82%
Lord Abbett Securities Trust – Lord Abbett International Dividend Income Fund – Class I	29.57%
Lord Abbett Securities Trust – Lord Abbett International Opportunities Fund – Class I	8.98%
Lord Abbett Research Fund, Inc. – Lord Abbett Large Cap Core Fund – Class I	7.97%

The Ten Largest Holdings and the Holdings by Sector, as of September 30, 2008, for each Underlying Fund are presented below.  Each Underlying Fund’s Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on the Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	6.23%
Wells Fargo & Co.	4.33%
Merrill Lynch & Co., Inc.	4.31%
Bank of New York Mellon Corp. (The)	3.95%
General Electric Co.	3.52%
Kroger Co. (The)	2.57%
Exxon Mobil Corp.	2.54%
Wal-Mart Stores, Inc.	2.50%
Abbott Laboratories	2.49%
PNC Financial Services Group, Inc. (The)	2.48%

Holdings by Sector*	% of Investments
Auto & Transportation	1.96%
Consumer Discretionary	14.17%
Consumer Staples	8.97%
Financial Services	38.27%
Healthcare	10.88%
Integrated Oils	3.42%
Materials & Processing	4.00%
Other	5.06%
Other Energy	2.96%
Producer Durables	0.37%
Technology	7.71%
Utilities	1.82%
Short-Term Investment	0.41%
Total	100.00%

* A sector may comprise several industries.

4

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – All Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.14%
Archer Daniels Midland Co.	3.13%
Schering-Plough Corp.	2.98%
Abbott Laboratories	2.96%
Cullen/Frost Bankers, Inc.	2.71%
Amgen, Inc.	2.59%
DaVita, Inc.	2.47%
Pactiv Corp.	2.43%
Kroger Co. (The)	2.35%
Exxon Mobil Corp.	2.25%

Holdings by Sector*	% of Investments
Auto & Transportation	5.83%
Capital Goods	0.08%
Consumer Discretionary	7.53%
Consumer Staples	4.93%
Financial Services	16.62%
Healthcare	17.88%
Integrated Oils	2.80%
Materials & Processing	13.68%
Other	4.70%
Other Energy	8.28%
Producer Durables	7.56%
Technology	5.89%
Utilities	4.22%
Total	100.00%

* A sector may comprise several industries.

Lord Abbett Global Fund, Inc. – Developing Local Markets Fund

Ten Largest Holdings	% of Investments
Mexico Cetes	3.63%
Capital Auto Receivables Asset Trust 2005-1 C	1.83%
Federal Home Loan Bank Discount Notes	1.59%
Federal Home Loan Bank Discount Notes	1.59%
American Express Credit Account Master Trust 2004-3 A	1.54%
Morgan Stanley Capital I 2003-IQ4 A1	1.31%
CS First Boston Mortgage Securities Corp. 2004-C5 A2	1.21%
BA Credit Card Trust 2007-A13	1.16%
Greenwich Capital Commercial Funding Corp. 2003-C2 A2	1.15%
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	1.10%

5

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Agency	0.15%
Asset Backed	34.00%
Banking	5.62%
Basic Industry	0.06%
Capital Goods	0.47%
Consumer Non-Cyclical	1.50%
Energy	0.61%
Finance & Investment	2.66%
Foreign Sovereign	0.07%
Government Guaranteed	4.29%
Media	0.79%
Mortgage Backed	39.02%
Services Cyclical	0.62%
Services Non-Cyclical	0.31%
Sovereign	0.06%
Technology & Electronics	0.28%
Telecommunications	2.28%
Foreign Bonds	5.16%
Short-Term Investment	2.05%
Total	100.00%

* A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Northern Trust Corp.	2.65%
Church & Dwight Co., Inc.	2.34%
T. Rowe Price Group, Inc.	2.15%
ITC Holdings Corp.	1.71%
Genzyme Corp.	1.63%
Activision Blizzard, Inc.	1.60%
Cameron International Corp.	1.54%
L-3 Communication Holdings, Inc.	1.49%
American Tower Corp.	1.48%
Atwood Oceanics, Inc.	1.36%

Holdings by Sector*	% of Investments
Auto & Transportation	1.13%
Consumer Discretionary	20.49%
Consumer Staples	8.03%
Financial Services	8.05%
Healthcare	19.99%
Integrated Oils	0.75%
Materials & Processing	6.21%
Other	1.13%
Other Energy	8.00%
Producer Durables	5.82%
Technology	12.93%
Utilities	3.81%
Short-Term Investment	3.66%
Total	100.00%

* A sector may comprise several industries.

6

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
HCA, Inc.	2.87%
Chesapeake Energy Corp.	2.02%
Freeport-McMoRan Copper & Gold, Inc.	2.01%
Nordic Telephone Holdings Co.	1.83%
El Paso Corp.	1.74%
Inergy Finance LP	1.74%
Ford Motor Credit Co. LLC	1.69%
Edison Mission Energy	1.67%
L-3 Communications Holdings, Inc.	1.64%
Nalco Co.	1.62%

Holdings by Sector*	% of Investments
Agency	0.02%
Banking	0.41%
Basic Industry	10.59%
Brokerage	0.85%
Capital Goods	10.26%
Consumer Cyclical	8.40%
Consumer Non-Cyclical	4.61%
Energy	13.60%
Finance & Investment	1.04%
Insurance	0.36%
Media	5.42%
Service Cyclical	10.62%
Service Non-Cyclical	10.39%
Technology & Electronics	3.09%
Telecommunications	11.00%
Utility	8.67%
Short-Term Investment	0.67%
Total	100.00%

* A sector may comprise several industries.

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Roche Holding Ltd. AG	2.84%
Fresenius Medical Care AG & Co. ADR	2.63%
BAE Systems plc	2.32%
Deutsche Telekom AG Registered Shares	2.17%
Nestle SA Registered Shares	2.12%
East Japan Railway Co.	2.09%
Diageo plc	1.94%
Enel SpA	1.90%
Bayer AG	1.88%
Vodafone Group plc	1.84%

7

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	6.23%
Consumer Staples	15.59%
Energy	6.58%
Financials	18.39%
Healthcare	12.40%
Industrials	10.07%
Information Technology	6.09%
Materials	4.73%
Technology	0.86%
Telecommunication Services	10.10%
Utilities	6.30%
Short-Term Investment	2.66%
Total	100.00%

* A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Bank Pekao SA	2.76%
Imperial Tobacco Group plc	2.41%
Enel SpA	2.32%
GlaxoSmithKline plc	2.32%
Deutsche Telekom AG	2.26%
VTech Holdings Ltd.	2.26%
Kimberly-Clark de Mexico SAB de CV	2.22%
OPAP SA	2.02%
Banco de Chile	1.98%
France Telecom SA	1.94%

Holdings by Sector*	% of Investments
Auto	2.32%
Basic Industry	2.27%
Consumer Services	8.96%
Consumer Staples	8.92%
Energy	3.62%
Financial Services	24.05%
Health Care	4.75%
Integrated Oils	4.55%
Materials & Processing	2.62%
Municipal	2.09%
Other	0.68%
Producer Durables	4.38%
Technology	2.70%
Telecommunications	9.29%
Transportation	5.15%
Utilities	7.85%
Short-Term Investment	5.80%
Total	100.00%

* A sector may comprise several industries.

8

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Fresenius Medical Care AG & Co. ADR	3.06%
Davide Campari-Milano SpA	2.98%
Enagas SA	2.09%
Hera SpA	2.05%
Terna-Rete Elettrica Nationale SpA	1.97%
Yamada Denki Co., Ltd.	1.94%
Nitori Co., Ltd.	1.90%
Babcock International Group plc	1.81%
Capcom Co., Ltd.	1.80%
Gemalto NV	1.74%

Holdings by Sector*	% of Investments
Basic Materials	8.24%
Consumer Cyclicals	8.87%
Consumer Discretionary	1.94%
Consumer Non-Cyclicals	4.92%
Consumer Staples	1.73%
Diversified Financials	4.84%
Energy	8.44%
Financials	2.91%
Healthcare	7.47%
Industrial Goods & Services	14.68%
Industrials	1.56%
Information Technology	1.86%
Materials	0.71%
Non-Property Financials	3.67%
Producer Durables	1.39%
Property & Property Services	2.31%
Technology	7.01%
Telecommunications	1.30%
Transportation	2.46%
Utilities	6.70%
Short-Term Investment	6.99%
Total	100.00%

* A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Large Cap Core Fund

Ten Largest Holdings	% of Investments
Procter & Gamble Co. (The)	3.26%
Exxon Mobil Corp.	3.14%
Monsanto Co.	2.61%
Wal-Mart Stores, Inc.	2.52%
JPMorgan Chase & Co.	2.28%
AT&T, Inc.	2.25%
Wells Fargo & Co.	2.06%
Microsoft Corp.	1.73%
Chevron Corp.	1.72%
PNC Financial Services Group, Inc. (The)	1.71%

9

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Auto & Transportation	0.72%
Consumer Discretionary	10.48%
Consumer Non-Cyclical	0.81%
Consumer Staples	14.12%
Financial Services	16.22%
Healthcare	14.36%
Integrated Oils	6.54%
Materials & Processing	5.03%
Other	1.56%
Other Energy	3.06%
Producer Durables	5.38%
Technology	12.33%
Utilities	7.26%
Short-Term Investment	2.13%
Total	100.00%

* A sector may comprise several industries.

10

Item 2: Controls and Procedures.

(a)          Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:  Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 21, 2008

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 21, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President